Assets held for sale and discontinued operations - Additional information (Detail) - GBP (£) £ in Millions		12 Months Ended
	Dec. 05, 2019	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Statement [Line Items]
Goodwill impairment on classification as held for sale			£ 94.5
Net cash inflow from operating activities		£ 2,054.8	1,850.5	[1]	£ 1,693.8	[1]
Net cash inflow/(outflow) from investing activities		(167.6)	1,759.6		184.5
Net cash (outflow)/inflow from financing activities		(250.5)	(2,922.0)		(1,613.8)
Kantar [member]
Statement [Line Items]
Net cash inflow from operating activities		30.8	322.9		292.5
Net cash inflow/(outflow) from investing activities		(0.9)	(53.2)		(59.5)
Net cash (outflow)/inflow from financing activities		(0.7)	(27.2)		£ (7.9)
Kantar Business [Member]
Statement [Line Items]
Percentage of interest in associates	40.00%
Proportion of the Kantar group included in the first stage of the transaction completed	90.00%
Goodwill impairment on classification as held for sale			94.5
Disposal of discontinued operations consideration expected to be received for remaining stages		236.1
Attributable tax expense		1.9	157.4
Gain on disposal of discontinued operations Before Tax		£ 10.0	£ 73.8
Disposal of discontinued operations consideration	£ 2,140.2

[1]	Figures have been restated as described in the accounting policies.